State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 19, 2015

TO

PROSPECTUS DATED APRIL 30, 2015

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following information supplements and supersedes any information to the contrary relating to State Street Institutional Liquid Reserves Fund, a series of State Street Institutional Investment Trust (the “Fund”), contained in the Fund’s Prospectus.

Effective immediately, the following replaces the table in the Fund’s Prospectus under the heading “Purchase and Sale of Fund Shares” on page 7 of the Prospectus.

Purchase Minimums

To establish an account	$750,000,000
To add to an existing account	No minimum

Effective immediately, the following replaces the third paragraph under the heading “Shareholder Information - Purchasing Shares” on page 19 of the Prospectus.

The minimum initial investment in Class M shares of the Fund is $750,000,000, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include, but are not limited to, accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Fund and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund requires prior notification of subsequent investments in excess of $50,000,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITSSLXXSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 19, 2015

TO

PROSPECTUS DATED APRIL 30, 2015

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

INSTITUTIONAL CLASS (SSHXX)

ADMINISTRATION CLASS (SSYXX)

INVESTMENT CLASS (SSVXX)

INVESTOR CLASS (SSZXX)

PREMIER CLASS (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

INSTITUTIONAL CLASS (SSAXX)

ADMINISTRATION CLASS (SSFXX)

INVESTMENT CLASS (TFVXX)

INVESTOR CLASS (TFNXX)

PREMIER CLASS (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL CLASS (SAHXX)

ADMINISTRATION CLASS (SALXX)

INVESTMENT CLASS (GVVXX)

INVESTOR CLASS (SAMXX)

PREMIER CLASS (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

INSTITUTIONAL CLASS (SSJXX)

ADMINISTRATION CLASS (SSKXX)

INVESTMENT CLASS (TRVXX)

INVESTOR CLASS (SSNXX)

PREMIER CLASS (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

INSTITUTIONAL CLASS (SAJXX)

ADMINISTRATION CLASS (SSQXX)

INVESTMENT CLASS (TPVXX)

INVESTOR CLASS (SAEXX)

PREMIER CLASS (TPIXX)

The following information supplements and supersedes any information to the contrary relating to State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund, each a series of State Street Institutional Investment Trust (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus.

Effective immediately, the following replaces similar disclosure in the table in the Funds’ Prospectus under the heading “Other Information - Purchase and Sale of Fund Shares” on page 27 of the Prospectus.

Purchase Minimums

Premier Class
To establish an account	$500,000,000
To add to an existing account	No minimum

Effective immediately, the following replaces similar disclosure in the table in the Funds’ Prospectus under the heading “Shareholder Information - Purchasing Shares” on page 42 of the Prospectus.

Premier
Minimum Initial Investment	$500,000,000
Maximum Investment	None.
Initial Sales Charge	No. Entire purchase price is invested in shares of a Fund.
Deferred Sales Charge	No.
Distribution and Service (Rule 12b-1) Fees	No.
Redemption Fees	No.

Effective immediately, the following replaces the seventh paragraph under the heading “Shareholder Information - Purchasing Shares” on page 43 of the Prospectus.

The minimum initial investment in Institutional Class, Administration, Investment, Investor and Premier shares of the Funds is $25 million, $5 million, $25 million, $10 million and $500 million, respectively. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds require prior notification of subsequent investments in excess of: $5 million for the Tax Free Fund; $10 million for the Treasury Fund; and $50 million for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITINSTCOMBOSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 19, 2015

TO

PROSPECTUS DATED APRIL 30, 2015

Neuberger Berman Money Fund

A Private Label of Premier Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

Advised by SSGA Funds Management, Inc.,

a subsidiary of State Street Corporation

The following information supplements and supersedes any information to the contrary relating to State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund, each a series of State Street Institutional Investment Trust (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus.

Effective immediately, the following replaces the table in the Funds’ Prospectus under the heading “Other Information - Purchase and Sale of Fund Shares” on page 17 of the Prospectus.

Purchase Minimums

To establish an account	$500,000,000
To add to an existing account	No minimum

Effective immediately, the following replaces the fourth paragraph under the heading “Shareholder Information - Purchasing Shares” on page 30 of the Prospectus.

The minimum initial investment in Premier Class shares of the Funds is $500 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of $50,000,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE